FINANCING AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of Assets Based on Categories	The following table summarizes assets and liabilities based on their categories at December 31, 2022:

	December 31, 2022
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets / Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	9,300	—	9,300	—	—	—
Restricted cash	114	—	114	—	—	—
Trade accounts receivable and other	3,839	—	3,633	—	206	—
Inventories	20,087	20,087	—	—	—	—
Prepaid expenses and other current assets	3,778	1,566	1,475	—	—	737
Total current assets	37,118	21,653	14,522	—	206	737

Non-current assets:
Goodwill and intangible assets	4,903	4,903	—	—	—	—
Property, plant and equipment and biological assets	30,167	30,120	—	47	—	—
Investments in associates and joint ventures	10,765	10,765	—	—	—	—
Other investments	1,119	—	—	—	1,119	—
Deferred tax assets	8,554	8,554	—	—	—	—
Other assets	1,921	259	691	136	—	835
Total non-current assets	57,429	54,601	691	183	1,119	835
Total assets	94,547	76,254	15,213	183	1,325	1,572

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,583	—	2,583	—	—	—
Trade accounts payable and other	13,532	—	13,532	—	—	—
Short-term provisions	1,101	1,078	23	—	—	—
Accrued expenses and other liabilities	4,864	822	3,663	—	—	379
Income tax liabilities	318	318	—	—	—	—
Total current liabilities	22,398	2,218	19,801	—	—	379

Non-current liabilities:
Long-term debt, net of current portion	9,067	—	9,067	—	—	—
Deferred tax liabilities	2,666	2,666	—	—	—	—
Deferred employee benefits	2,606	2,606	—	—	—	—
Long-term provisions	1,306	1,304	2	—	—	—
Other long-term obligations	914	305	564	—	—	45
Total non-current liabilities	16,559	6,881	9,633	—	—	45

Equity:
Equity attributable to the equity holders of the parent	53,152	53,152	—	—	—	—
Non-controlling interests	2,438	2,438	—	—	—	—
Total equity	55,590	55,590	—	—	—	—
Total liabilities and equity	94,547	64,689	29,434	—	—	424

	December 31, 2021
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets / Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	4,215	—	4,215	—	—	—
Restricted cash	156	—	156	—	—	—
Trade accounts receivable and other	5,143	—	4,521	—	622	—
Inventories	19,858	19,858	—	—	—	—
Prepaid expenses and other current assets	5,567	1,128	1,454	—	—	2,985
Total current assets	34,939	20,986	10,346	—	622	2,985

Non-current assets:
Goodwill and intangible assets	4,425	4,425	—	—	—	—
Property, plant and equipment and biological assets	30,075	30,037	—	38	—	—
Investments in associates and joint ventures	10,319	10,319	—	—	—	—
Other investments	1,146	—	—	—	1,146	—
Deferred tax assets	8,147	8,147	—	—	—	—
Other assets	1,461	359	648	136	—	318
Total non-current assets	55,573	53,287	648	174	1,146	318
Total assets	90,512	74,273	10,994	174	1,768	3,303

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	1,913	—	1,913	—	—	—
Trade accounts payable and other	15,093	—	15,093	—	—	—
Short-term provisions	1,064	1,048	16	—	—	—
Accrued expenses and other liabilities	4,831	1,420	3,095	—	—	316
Income tax liabilities	1,266	1,266	—	—	—	—
Total current liabilities	24,167	3,734	20,117	—	—	316

Non-current liabilities:
Long-term debt, net of current portion	6,488	—	6,488	—	—	—
Deferred tax liabilities	2,369	2,369	—	—	—	—
Deferred employee benefits	3,772	3,772	—	—	—	—
Long-term provisions	1,498	1,495	3	—	—	—
Other long-term obligations	874	343	473	—	—	58
Total non-current liabilities	15,001	7,979	6,964	—	—	58

Equity:
Equity attributable to the equity holders of the parent	49,106	49,106	—	—	—	—
Non-controlling interests	2,238	2,238	—	—	—	—
Total equity	51,344	51,344	—	—	—	—
Total liabilities and equity	90,512	63,057	27,081	—	—	374

Disclosure of Liabilities Based on Categories	The following table summarizes assets and liabilities based on their categories at December 31, 2022:

	December 31, 2022
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets / Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	9,300	—	9,300	—	—	—
Restricted cash	114	—	114	—	—	—
Trade accounts receivable and other	3,839	—	3,633	—	206	—
Inventories	20,087	20,087	—	—	—	—
Prepaid expenses and other current assets	3,778	1,566	1,475	—	—	737
Total current assets	37,118	21,653	14,522	—	206	737

Non-current assets:
Goodwill and intangible assets	4,903	4,903	—	—	—	—
Property, plant and equipment and biological assets	30,167	30,120	—	47	—	—
Investments in associates and joint ventures	10,765	10,765	—	—	—	—
Other investments	1,119	—	—	—	1,119	—
Deferred tax assets	8,554	8,554	—	—	—	—
Other assets	1,921	259	691	136	—	835
Total non-current assets	57,429	54,601	691	183	1,119	835
Total assets	94,547	76,254	15,213	183	1,325	1,572

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,583	—	2,583	—	—	—
Trade accounts payable and other	13,532	—	13,532	—	—	—
Short-term provisions	1,101	1,078	23	—	—	—
Accrued expenses and other liabilities	4,864	822	3,663	—	—	379
Income tax liabilities	318	318	—	—	—	—
Total current liabilities	22,398	2,218	19,801	—	—	379

Non-current liabilities:
Long-term debt, net of current portion	9,067	—	9,067	—	—	—
Deferred tax liabilities	2,666	2,666	—	—	—	—
Deferred employee benefits	2,606	2,606	—	—	—	—
Long-term provisions	1,306	1,304	2	—	—	—
Other long-term obligations	914	305	564	—	—	45
Total non-current liabilities	16,559	6,881	9,633	—	—	45

Equity:
Equity attributable to the equity holders of the parent	53,152	53,152	—	—	—	—
Non-controlling interests	2,438	2,438	—	—	—	—
Total equity	55,590	55,590	—	—	—	—
Total liabilities and equity	94,547	64,689	29,434	—	—	424

	December 31, 2021
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets / Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	4,215	—	4,215	—	—	—
Restricted cash	156	—	156	—	—	—
Trade accounts receivable and other	5,143	—	4,521	—	622	—
Inventories	19,858	19,858	—	—	—	—
Prepaid expenses and other current assets	5,567	1,128	1,454	—	—	2,985
Total current assets	34,939	20,986	10,346	—	622	2,985

Non-current assets:
Goodwill and intangible assets	4,425	4,425	—	—	—	—
Property, plant and equipment and biological assets	30,075	30,037	—	38	—	—
Investments in associates and joint ventures	10,319	10,319	—	—	—	—
Other investments	1,146	—	—	—	1,146	—
Deferred tax assets	8,147	8,147	—	—	—	—
Other assets	1,461	359	648	136	—	318
Total non-current assets	55,573	53,287	648	174	1,146	318
Total assets	90,512	74,273	10,994	174	1,768	3,303

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	1,913	—	1,913	—	—	—
Trade accounts payable and other	15,093	—	15,093	—	—	—
Short-term provisions	1,064	1,048	16	—	—	—
Accrued expenses and other liabilities	4,831	1,420	3,095	—	—	316
Income tax liabilities	1,266	1,266	—	—	—	—
Total current liabilities	24,167	3,734	20,117	—	—	316

Non-current liabilities:
Long-term debt, net of current portion	6,488	—	6,488	—	—	—
Deferred tax liabilities	2,369	2,369	—	—	—	—
Deferred employee benefits	3,772	3,772	—	—	—	—
Long-term provisions	1,498	1,495	3	—	—	—
Other long-term obligations	874	343	473	—	—	58
Total non-current liabilities	15,001	7,979	6,964	—	—	58

Equity:
Equity attributable to the equity holders of the parent	49,106	49,106	—	—	—	—
Non-controlling interests	2,238	2,238	—	—	—	—
Total equity	51,344	51,344	—	—	—	—
Total liabilities and equity	90,512	63,057	27,081	—	—	374

Disclosure of Fair Value Measurement of Assets
The following tables summarize the bases used to measure certain financial assets and financial liabilities at their fair value on recurring basis.

As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	996	—	123	1,119
Trade accounts receivable and other subject to TSR programs*	—	—	206	206
Derivative financial current assets	—	737	—	737
Derivative financial non-current assets	—	835	—	835
Total assets at fair value	996	1,572	329	2,897
Liabilities at fair value:
Derivative financial current liabilities	—	379	—	379
Derivative financial non-current liabilities	—	45	—	45
Total liabilities at fair value	—	424	—	424
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	1,069	—	77	1,146
Trade accounts receivable and other subject to TSR programs*	—	—	622	622
Derivative financial current assets	—	2,985	—	2,985
Derivative financial non-current assets	—	303	15	318
Total assets at fair value	1,069	3,288	714	5,071
Liabilities at fair value:
Derivative financial current liabilities	—	316	—	316
Derivative financial non-current liabilities	—	58	—	58
Total liabilities at fair value	—	374	—	374
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
The following table summarizes the reconciliation of the fair value of the financial instrument classified as Level 3:

Call option on 1,000 mandatory convertible bonds
Balance as of December 31, 2020	59
Change in fair value	(44)
Balance as of December 31, 2021	15
Change in fair value	(15)
Balance as of December 31, 2022	—

Disclosure of Fair Value Measurement of Liabilities
The following tables summarize the bases used to measure certain financial assets and financial liabilities at their fair value on recurring basis.

As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	996	—	123	1,119
Trade accounts receivable and other subject to TSR programs*	—	—	206	206
Derivative financial current assets	—	737	—	737
Derivative financial non-current assets	—	835	—	835
Total assets at fair value	996	1,572	329	2,897
Liabilities at fair value:
Derivative financial current liabilities	—	379	—	379
Derivative financial non-current liabilities	—	45	—	45
Total liabilities at fair value	—	424	—	424
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	1,069	—	77	1,146
Trade accounts receivable and other subject to TSR programs*	—	—	622	622
Derivative financial current assets	—	2,985	—	2,985
Derivative financial non-current assets	—	303	15	318
Total assets at fair value	1,069	3,288	714	5,071
Liabilities at fair value:
Derivative financial current liabilities	—	316	—	316
Derivative financial non-current liabilities	—	58	—	58
Total liabilities at fair value	—	374	—	374
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
The following table summarizes the reconciliation of the fair value of the financial instrument classified as Level 3:

Call option on 1,000 mandatory convertible bonds
Balance as of December 31, 2020	59
Change in fair value	(44)
Balance as of December 31, 2021	15
Change in fair value	(15)
Balance as of December 31, 2022	—

Disclosure of Detailed Information About Borrowings
Short-term debt, including the current portion of long-term debt, consisted of the following:

	December 31,
	2022	2021
Short-term bank loans and other credit facilities including commercial paper [1]	1,017	888
Current portion of long-term debt	1,338	836
Lease obligations[2]	228	189
Total	2,583	1,913
1.The weighted average interest rate on short-term borrowings outstanding was 4.0% and 0.9% as of December 31, 2022 and 2021, respectively.
2.See note 7.
Long-term debt is comprised of the following:

				December 31,
				2022	2021
	Year of maturity	Type of Interest	Interest rate[1]	Carrying amount at amortized cost
Corporate
5.5 billion Revolving Credit Facility	2023 - 2025	Floating		—	—
€750 million Unsecured Notes	2022	Fixed	3.13%	—	551
€500 million Unsecured Notes	2023	Fixed	0.95%	391	415
€750 million Unsecured Notes	2023	Fixed	1.00%	799	848
€1.0 billion Unsecured Notes	2024	Fixed	2.25%	567	604
750 Unsecured Notes	2024	Fixed	3.60%	289	289
500 Unsecured Notes	2025	Fixed	6.13%	183	183
€750 million Unsecured Notes	2025	Fixed	1.75%	796	844
750 Unsecured Notes	2026	Fixed	4.55%	399	399
€600 million Unsecured Notes	2026	Fixed	4.88%	635	—
1.2 billion Unsecured Notes	2027	Fixed	6.55%	1,193	—
500 Unsecured Notes	2029	Fixed	4.25%	495	494
1.0 billion Unsecured Notes	2032	Fixed	6.80%	988	—
1.5 billion Unsecured Bonds	2039	Fixed	7.00%	672	671
1.0 billion Unsecured Notes	2041	Fixed	6.75%	428	428
EIB loan	2025	Fixed	1.16%	140	215
EIB loan	2032	Floating	3.99%	299	—
Schuldschein loans	2025 - 2027	Fixed	2.5% - 3.0%	96	—
Schuldschein loans	2025 - 2027	Floating	3.9% - 4.2%	674	—
Other loans	2023	Fixed	1.8%	18	142
Other loans	2029 - 2035	Floating	0.7% - 3.0%	243	273
Total Corporate				9,305	6,356
Americas
Other loans	2023 - 2030	Fixed/Floating	0.0% - 9.5%	57	72
Total Americas				57	72
Europe, Asia & Africa
EBRD Facility	2024	Floating	6.6% - 7.4%	86	82
Other loans	2023 - 2033	Fixed/Floating	0.0% - 7.9%	129	123
Total Europe, Asia & Africa				215	205
Total				9,577	6,633
Less current portion of long-term debt				(1,338)	(836)
Total long-term debt (excluding lease obligations)				8,239	5,797
Long-term lease obligations[2]				828	691
Total long-term debt, net of current portion				9,067	6,488
1.Rates applicable to balances outstanding at December 31, 2022. For debt that has been redeemed in its entirety during 2022, the interest rates refer to the rates at repayment date.
2.Net of current portion of 228 and 189 as of December 31, 2022 and 2021, respectively. See note 7.
The following table provides details of the outstanding bonds on maturity, the original coupons and the current interest rates for the bonds impacted by changes in the long-term credit rating:

Initial value	Nominal amount of outstanding value	Date of issuance	Repayment date	Interest rate[1]	Issued at
€500 million Unsecured Notes	€367 million	Dec 4, 2017	Jan 17, 2023	0.95%	99.38%
€750 million Unsecured Notes	€750 million	Nov 19, 2019	May 19, 2023	1.00%	99.89%
€250 million Unsecured Notes	€132 million	Jul 4, 2019	Jan 17, 2024	2.25%	105.59%
€750 million Unsecured Notes	€397 million	Jan 17, 2019	Jan 17, 2024	2.25%	99.72%
750 Unsecured Notes	290	Jul 16, 2019	Jul 16, 2024	3.60%	99.86%
500 Unsecured Notes	184	Jun 1, 2015	Jun 1, 2025	6.13%	100.00%
€750 million Unsecured Notes	€750 million	Nov 19, 2019	Nov 19, 2025	1.75%	99.41%
750 Unsecured Notes	401	Mar 11, 2019	Mar 11, 2026	4.55%	99.72%
€600 million Unsecured Notes	€600 million	Sep 26, 2022	Sep 28, 2026	4.88%	99.65%
1.2 billion Unsecured Bonds	1.2 Billion	Nov 29, 2022	Nov 29, 2027	6.55%	99.91%
500 Unsecured Notes	500	Jul 16, 2019	Jul 16, 2029	4.25%	99.00%
1.0 billion Unsecured Bonds	1.0 Billion	Nov 29, 2022	Nov 29, 2032	6.80%	99.37%
1.0 billion Unsecured Bonds	457	Oct 8, 2009	Oct 15, 2039	7.00%	95.20%
500 Unsecured Bonds	229	Aug 5, 2010	Oct 15, 2039	7.00%	104.84%
1.0 billion Unsecured Notes	434	Mar 7, 2011	Mar 1, 2041	6.75%	99.18%
1.Rates applicable at December 31, 2022.

Disclosure of Maturity Analysis for Non-derivative Financial Liabilities
As of December 31, 2022 the scheduled maturities of short-term debt, long-term debt and long-term lease obligations, including their current portion are as follows:

Year of maturity	Amount
2023	2,583
2024	1,204
2025	1,583
2026	1,192
2027	1,699
Subsequent years	3,389
Total	11,650

	December 31, 2022
	Carrying amount	Contractual Cash Flow	2023	2024	from 2025 to 2027	After 2027
Non-derivative financial liabilities
Bonds	(7,926)	(10,341)	(1,547)	(1,171)	(3,969)	(3,654)
Loans over 100	(1,234)	(1,364)	(244)	(114)	(827)	(179)
Trade and other payables	(13,532)	(13,554)	(13,554)	—	—	—
Other loans and leases	(2,490)	(3,175)	(1,247)	(314)	(589)	(1,025)
Total	(25,182)	(28,434)	(16,592)	(1,599)	(5,385)	(4,858)
Derivative financial liabilities
Foreign exchange contracts	(61)	(61)	(57)	—	(4)	—
Commodity contracts[1]	(363)	(363)	(322)	(22)	(19)	—
Total	(424)	(424)	(379)	(22)	(23)	—
1.Commodity contracts include base metals, freight, energy and emission rights.

	December 31, 2021
	Carrying amount	Contractual Cash Flow	2022	2023	from 2024 to 2026	After 2026
Non-derivative financial liabilities
Bonds	(5,816)	(7,722)	(748)	(1,442)	(2,733)	(2,799)
Loans over 100	(735)	(1,030)	(373)	(88)	(196)	(373)
Trade and other payables	(15,093)	(15,098)	(15,098)	—	—	—
Other loans and leases	(1,850)	(2,104)	(1,027)	(225)	(375)	(477)
Total	(23,494)	(25,954)	(17,246)	(1,755)	(3,304)	(3,649)
Derivative financial liabilities
Foreign exchange contracts	(67)	(67)	(44)	(18)	(5)	—
Commodity contracts[1]	(307)	(307)	(270)	(18)	(13)	(6)
Total	(374)	(374)	(314)	(36)	(18)	(6)
1.Commodity contracts include base metals, freight, energy and emission rights.
Disclosure of Estimated Fair Value and Carrying Value of Debt	The following tables summarize the Company’s bases used to estimate its debt at fair value. Fair value measurement has been classified into three levels based upon a fair value hierarchy that reflects the significance of the inputs used in making the measurements.

As of December 31, 2022	Carrying amount	Fair Value
		Level 1	Level 2	Level 3	Total
Instruments payable bearing interest at fixed rates	9,214	7,783	1,180	—	8,963
Instruments payable bearing interest at variable rates	1,419	—	1,350	—	1,350
Total long-term debt, including current portion	10,633	7,783	2,530	—	10,313
Short term bank loans and other credit facilities including commercial paper	1,017	—	1,017	—	1,017

As of December 31, 2021	Carrying amount	Fair Value
		Level 1	Level 2	Level 3	Total
Instruments payable bearing interest at fixed rates	7,011	6,380	1,261	—	7,641
Instruments payable bearing interest at variable rates	502	—	480	—	480
Total long-term debt, including current portion	7,513	6,380	1,741	—	8,121
Short term bank loans and other credit facilities including commercial paper	888	—	888	—	888

Disclosure of Cash and Cash Equivalents
Cash and cash equivalents consisted of the following:

	December 31,
	2022	2021
Cash at bank	4,489	2,674
Term deposits	828	607
Money market funds[1]	3,983	934
Total	9,300	4,215
1Money market funds are highly liquid investments with a maturity of 3 months or less from the date of acquisition.
Reconciliation of Liabilities Arising from Financing Activities	The table below details changes in the Company's liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the Company's consolidated statements of cash flows from financing activities.

	Long-term debt, net of current portion	Short-term debt and current portion of long term debt
Balance as of December 31, 2020 (note 6.1.2)	9,815	2,507
Proceeds from long-term debt	147	—
Payments of long-term debt	(2,332)	—
Amortized cost	4	10
Proceeds from short-term debt	—	287
Payments of short-term debt	—	(1,664)
Current portion of long-term debt	(1,025)	1,025
Payments of principal portion of lease liabilities (note 7) [1]	(8)	(191)
Additions to lease liabilities (notes 5.2 and 7)	289	24
Unrealized foreign exchange effects and other movements	(402)	(85)
Balance as of December 31, 2021 (note 6.1.2)	6,488	1,913
Proceeds from long-term debt	3,893	—
Payments of long-term debt	—	—
Amortized cost	2	2
Proceeds from short-term debt	—	434
Payments of short-term debt	—	(1,044)
Current portion of long-term debt	(1,566)	1,566
Payments of principal portion of lease liabilities (note 7) [1]	(10)	(175)
Additions to lease liabilities (notes 5.2 and 7)	318	100
Unrealized foreign exchange effects and other movements	(58)	(213)
Balance as of December 31, 2022 (note 6.1.2)	9,067	2,583
1.Cash payments decreasing the outstanding liability relating to leases are classified under payments of principal portion of lease liabilities and other financing activities in the Company's consolidated statements of cash flows.
Schedule of Net Debt by Currency
The Company monitors its net debt in order to manage its capital. The following tables present the structure of the Company’s net debt by original currency translated into USD at December 31, 2022 and December 31, 2021:

As of December 31, 2022	Total	EUR	USD	ARS	BRL	INR	Other
Short-term debt and current portion of long-term debt	2,583	2,059	227	—	28	2	267
Long-term debt, net of current portion	9,067	3,777	4,868	—	74	—	348
Cash and cash equivalents and restricted cash	(9,414)	(6,514)	(1,494)	(364)	(275)	(85)	(682)
Net debt	2,236	(678)	3,601	(364)	(173)	(83)	(67)

As of December 31, 2021	Total	EUR	USD	PLN	CAD	ZAR	Other
Short-term debt and current portion of long-term debt	1,913	1,456	97	14	132	115	99
Long-term debt, net of current portion	6,488	3,443	2,637	215	55	5	133
Cash and cash equivalents, restricted cash and other restricted funds	(4,371)	(1,646)	(1,531)	(97)	(56)	(268)	(773)
Net debt	4,030	3,253	1,203	132	131	(148)	(541)

Disclosure of Detailed Information About Financial Instruments
The following tables summarize this portfolio:

	December 31, 2022
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Foreign exchange rate instruments
Forward purchase contracts	657	58	3,678	(19)
Forward sale contracts	1,478	38	753	(6)
Exchange option purchases	1,462	17	2,536	(16)
Exchange options sales	2,222	41	2,055	(20)
Total foreign exchange rate instruments		154		(61)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	1,128	263	316	(52)
Term contracts purchases	1,755	1,150	785	(306)
Options sales/purchases	207	5	197	(5)
Total raw materials (base metals), freight, energy, emission rights		1,418		(363)
Total		1,572		(424)

	December 31, 2021
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Foreign exchange rate instruments
Forward purchase contracts	3,845	133	1,023	(43)
Forward sale contracts	2,685	16	1,431	(15)
Exchange option purchases	712	2	254	(7)
Exchange options sales	338	5	707	(2)
Total foreign exchange rate instruments		156		(67)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	121	1	644	(259)
Term contracts purchases	3,461	3,131	497	(48)
Total raw materials (base metals), freight, energy, emission rights		3,132		(307)
Total		3,288		(374)
Fair values of raw material, freight, energy and emission rights instruments categorized as Level 2 are as follows:

	December 31,
	2022	2021
Base metals	5	27
Freight	(1)	5
Energy (oil, gas, electricity)	998	350
Emission rights	53	2,443
Total	1,055	2,825

Derivative assets associated with raw materials, energy, freight and emission rights	1,418	3,132
Derivative liabilities associated with raw materials, energy, freight and emission rights	(363)	(307)
Total	1,055	2,825

Analysis of Financing Costs
Financing costs - net recognized in the years ended December 31, 2022, 2021 and 2020 are as follows:

	Year ended December 31,
	2022	2021	2020
Interest expense	(401)	(357)	(477)
Interest income	188	79	56
Change in fair value adjustment on call option on mandatory convertible bonds and pellet purchase agreement[2]	(15)	(44)	(143)
Accretion of defined benefit obligations and other long term liabilities	(51)	(164)	(325)
Net foreign exchange gain/(loss)	191	(155)	107
Other[1]	(246)	(514)	(474)
Total	(334)	(1,155)	(1,256)
1.Other mainly included expenses related to true sale of receivables (“TSR”) programs and bank fees. In 2021, other also included 163 charges related to an unfavorable court decision in an arbitration case against Sitrel (see note 9.3), 130 premiums and fees related to the early redemption of bonds in 2021 (as compared to 120 in 2020), and 61 charges related to early redemption of MCNs (see note 11.2). In 2020, other also included 178 related to the renewal of mandatorily convertible bonds (see note 11.2).
2. The instrument related to the pellet purchase agreement was derecognized on December 9, 2020
Disclosure of Capital Management

	December 31,
	2022	2021
Total equity	55,590	51,344
Net debt	2,236	4,030
Gearing	4.0%	7.8%

Disclosure of Nature and Extent of Risks Arising from Financial Instruments	The structure of trade receivables and trade payables by original currency translated in USD is as follows as of December 31, 2022:

	December 31, 2022
	Trade receivables	Trade payables
USD	727	5,008
EUR	1,446	5,991
BRL	877	508
CAD	48	420
KZT	20	21
ZAR	138	337
MXN	15	55
UAH	45	125
PLN	188	523
ARS	80	12
Other	255	532
Total	3,839	13,532

Disclosure of Maturity Analysis for Derivative Financial Liabilities

	December 31, 2022
	Carrying amount	Contractual Cash Flow	2023	2024	from 2025 to 2027	After 2027
Non-derivative financial liabilities
Bonds	(7,926)	(10,341)	(1,547)	(1,171)	(3,969)	(3,654)
Loans over 100	(1,234)	(1,364)	(244)	(114)	(827)	(179)
Trade and other payables	(13,532)	(13,554)	(13,554)	—	—	—
Other loans and leases	(2,490)	(3,175)	(1,247)	(314)	(589)	(1,025)
Total	(25,182)	(28,434)	(16,592)	(1,599)	(5,385)	(4,858)
Derivative financial liabilities
Foreign exchange contracts	(61)	(61)	(57)	—	(4)	—
Commodity contracts[1]	(363)	(363)	(322)	(22)	(19)	—
Total	(424)	(424)	(379)	(22)	(23)	—
1.Commodity contracts include base metals, freight, energy and emission rights.

	December 31, 2021
	Carrying amount	Contractual Cash Flow	2022	2023	from 2024 to 2026	After 2026
Non-derivative financial liabilities
Bonds	(5,816)	(7,722)	(748)	(1,442)	(2,733)	(2,799)
Loans over 100	(735)	(1,030)	(373)	(88)	(196)	(373)
Trade and other payables	(15,093)	(15,098)	(15,098)	—	—	—
Other loans and leases	(1,850)	(2,104)	(1,027)	(225)	(375)	(477)
Total	(23,494)	(25,954)	(17,246)	(1,755)	(3,304)	(3,649)
Derivative financial liabilities
Foreign exchange contracts	(67)	(67)	(44)	(18)	(5)	—
Commodity contracts[1]	(307)	(307)	(270)	(18)	(13)	(6)
Total	(374)	(374)	(314)	(36)	(18)	(6)
1.Commodity contracts include base metals, freight, energy and emission rights.
Disclosure of Information About Terms and Conditions of Cash Flow Hedges
The following tables present the periods in which the derivatives designated as cash flows hedges are expected to mature:

	December 31, 2022
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2024	After 2024
Foreign exchange contracts	4	(2)	(3)	—	9	—
Commodities	1,003	(10)	63	175	419	356
Emission rights	53	1	1	51	—	—
Total	1,060	(11)	61	226	428	356

	December 31, 2021
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2023	After 2023
Foreign exchange contracts	4	2	2	3	(1)	(2)
Commodities	378	33	24	56	132	133
Emission rights	2,447	—	—	2,447	—	—
Total	2,829	35	26	2,506	131	131
The following table presents the periods in which the realized and unrealized gains or losses on derivatives designated as cash flows hedges recognized in other comprehensive income, net of tax, are expected to impact the consolidated statements of operations:

	December 31, 2022
	Cash flow hedge reserve[1]	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2024	After 2024
Foreign exchange contracts	13	—	2	4	7	—
Commodity contracts	1,020	7	37	157	387	432
Emission rights	849	—	—	—	—	849
Total	1,882	7	39	161	394	1,281
1.The cash flow hedge reserve balance as of December 31, 2022 includes 1,023 deferred gains for the Company's share of such reserves at its equity method investments, which are not included in the table above (603 as of December 31, 2021).

	December 31, 2021
	Cash flow hedge reserve[1]	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2023	After 2023
Foreign exchange contracts	(1)	(4)	2	3	(1)	(1)
Commodity contracts	302	22	29	40	110	101
Emission rights	1,786	13	13	44	56	1,660
Total	2,087	31	44	87	165	1,760
1.The cash flow hedge reserve balance as of December 31, 2021 also includes 603 deferred gains for the Company's share of such reserves at its equity method investments, which are not included in the table above (30 as of December 31, 2020).

Disclosure of Detailed Information About Hedging Instruments
The following tables summarize the effect of hedge accounting on ArcelorMittal’s consolidated statement of financial position, statement of comprehensive income and statement of changes in equity.

	December 31, 2022
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located
Cash flow hedges
Foreign exchange risk - Option/forward/swap contracts	3,044	21	(26)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Foreign exchange risk - Option/forward/swap contracts	300	12	(3)	Other assets/Other long-term obligations
Price risk - Commodities forwards	1,467	490	(261)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities forwards	1,533	816	(42)	Other assets/Other long-term obligations
Price risk - Emission rights forwards	488	53	—	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Total		1,392	(332)
Current derivative assets classified as cash flow hedge		564
Other current derivative assets		173
Total current derivative assets (note 4.5)		737
Non-current derivative assets classified as cash flow hedge		828
Other non-current derivative assets		7
Total non-current derivative assets (note 4.6)		835
Current derivative liabilities classified as cash flow hedge			(287)
Other current derivative liabilities			(92)
Total current derivative liabilities (note 4.8)			(379)
Non-current derivative liabilities classified as cash flow hedge			(45)
Other non-current derivative liabilities			—
Total non-current derivative liabilities (note 9.2)			(45)

	December 31, 2022
Hedging Instruments	Cash flow hedge reserve at December 31, 2021	Hedging gains or losses of the reporting period that were recognized in OCI	Gains or losses reclassification adjustment and hedge ineffectiveness	Basis adjustment	Line item in the statement of comprehensive income that includes the reclassification adjustment and hedge ineffectiveness	Cash flow hedge reserve[1] at December 31, 2022
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	(1)	146	4	(136)	Sales	13
Price risk - Commodities Option/Forward contracts	302	951	(153)	(80)	Sales, Cost of sales	1,020
Price risk - Emission rights forwards	1,786	120	(104)	(953)	Cost of sales	849
Total	2,087	1,217	(253)	(1,169)		1,882
1.The cash flow hedge reserve balance as of December 31, 2022 also includes 1023 deferred gains for the Company's share of such reserves at its equity method investments, which are not disclosed above.

	December 31, 2021
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	185	9	(2)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Foreign exchange risk - Option/Forward/Swap contracts	120	2	(5)	Other assets/Other long-term obligations
Price risk - Commodities forwards	872	325	(212)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities forwards	1,321	299	(34)	Other assets/Other long-term obligations
Price risk - Emission rights forwards	1,555	2,447	—	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Total		3,082	(253)
Current derivative assets classified as cash flow hedge		2,781
Other current derivative assets		204
Total current derivative assets (note 4.5)		2,985
Non-current derivative assets classified as cash flow hedge		301
Other non-current derivative assets		17
Total non-current derivative assets (note 4.6)		318
Current derivative liabilities classified as cash flow hedge			(214)
Other current derivative liabilities			(102)
Total current derivative liabilities (note 4.8)			(316)
Non-current derivative liabilities classified as cash flow hedge			(39)
Other non-current derivative liabilities			(19)
Total non-current derivative liabilities (note 9.2)			(58)
.

	December 31, 2021
Hedging Instruments	Cash flow hedge reserve at December 31, 2020	Hedging gains or losses of the reporting period that were recognized in OCI	Gains or losses reclassification adjustment and hedge ineffectiveness	Basis adjustment	Line item in the statement of comprehensive income that includes the reclassification adjustment and hedge ineffectiveness	Cash flow hedge reserve[1] at December 31, 2021
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	(13)	81	8	(77)	Sales	(1)
Price risk - Commodities forwards[1]	(2)	398	(55)	(39)	Sales, Cost of sales	302
Price risk - Emission rights forwards	214	1,700	(128)	—	Cost of sales	1,786
Total	199	2,179	(175)	(116)		2,087
1.The cash flow hedge reserve balance as of December 31, 2021 also includes 603 deferred gains for the Company's share of such reserves at its equity method investments, which are not disclosed above
The following tables summarizes the historical gain/loss that will be recycled to the consolidation statements of operations when the hedged assets are disposed of.

	December 31, 2022						1
Date traded	Date maturity /unwound		Notional	OCI gross	Deferred tax	OCI net of deferred tax
December, 2014	January, 2016		375	83	(24)	59
May, 2015	March, 2020	'[2]	500	11	(3)	8
May, 2015	July, 2019		500	(16)	5	(11)
March, 2018	June, 2018		100	8	(2)	6
April, 2019	November, 2019		200	11	(3)	8
Total				97	(27)	70
1.In 2022 and in 2021, the Company did not designate any new CCS as net investment hedge.
2. On March 25, 2020 and March 26, 2020, the Company unwound euro/U.S. dollar CCS with a notional of 300 and 200, respectively, which were entered into on May 27, 2015 and designated as a net investment hedge of a euro denominated net investment in foreign operations amounting to €459. A deferred gain of 8, net of tax, was recorded in other comprehensive income and it will be recycled to the consolidation statements of operations when the hedged assets are disposed of.

	December 31, 2022
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Change in value used for calculating hedge ineffectiveness for 2021	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Foreign currency translation reserve
Net investment hedges
Foreign exchange risk - Cross Currency Swap	—	—	—	N/a	—	N/a	70
Foreign exchange risk - EUR debt	5,196	—	(5,186)	Short-term debt and current portion of long-term debt; long-term debt, net of current portion	—	N/a	456
Total	5,196	—	(5,186)		—		526

	December 31, 2021
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Change in value used for calculating hedge ineffectiveness for 2020	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Foreign currency translation reserve
Net investment hedges
Foreign exchange risk - Cross Currency Swap	—	—	—	N/a	—	N/a	70
Foreign exchange risk - EUR debt	4,204	—	(4,201)	Short-term debt and current portion of long-term debt; long-term debt, net of current portion	—	N/a	308
Total	4,204	—	(4,201)		—		378

Sensitivity Analysis for Types of Market Risk	The sensitivity analysis carried out by the Company considers the effects on its trade receivables and trade payables of a 10% increase or decrease between the relevant foreign currencies and the U.S. dollar.

	10% increase		10% decrease
	Trade receivables	Trade payables	Trade receivables	Trade payables
EUR	145	599	(145)	(599)
BRL	88	51	(88)	(51)
CAD	5	42	(5)	(42)
KZT	2	2	(2)	(2)
ZAR	14	34	(14)	(34)
MXN	2	6	(2)	(6)
UAH	5	13	(5)	(13)
PLN	19	52	(19)	(52)
ARS	8	1	(8)	(1)

	December 31, 2022
	Income (loss)	Other Equity
10% strengthening in U.S. dollar	136	141
10% weakening in U.S. dollar	(141)	(153)

	December 31, 2021
	(loss) Income	Other Equity
10% strengthening in U.S. dollar	18	(10)
10% weakening in U.S. dollar	(30)	11

	December 31, 2022
	Floating porting of net debt[1]	Interest Rate Swaps/Forward Rate Agreements
100 bp increase	70	—
100 bp decrease	(70)	—

	December 31, 2021
	Floating porting of net debt[1]	Interest Rate Swaps/Forward Rate Agreements
100 bp increase	36	—
100 bp decrease	(36)	—
1.See note 6.1.4 for a description of net debt (including fixed and floating portion).
The following tables detail the Company’s sensitivity to a 10% increase and decrease in the price of the relevant base metals, energy, freight and emissions rights. The sensitivity analysis includes only outstanding, un-matured derivative instruments either held for trading at fair value through the consolidated statements of operations or designated in hedge accounting relationships.

	December 31, 2022
	Income (loss)	Other Equity Cash Flow Hedging Reserves
'+10% in prices
Base Metals	1	21
Iron Ore	—	5
Freight	1	—
Emission rights	—	29
Energy	1	145
'-10% in prices
Base Metals	(1)	(22)
Iron Ore	—	(5)
Freight	(1)	—
Emission rights	—	(29)
Energy	(1)	(144)

	December 31, 2021
	Income (loss)	Other Equity Cash Flow Hedging Reserves
'+10% in prices
Base Metals	2	33
Iron Ore	—	1
Freight	—	—
Emission rights	—	401
Energy	1	165
'-10% in prices
Base Metals	(2)	(33)
Iron Ore	—	(1)
Freight	—	—
Emission rights	—	(401)
Energy	(1)	(165)